Deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deposits [Abstract]
Non-interest bearing checking accounts	$ 11,165	$ 11,805
Interest bearing transaction accounts
Checking accounts	22,031	17,567
Savings Accounts	33,306	43,001
Money market demand deposits	11,245	5,615
Total interest bearing transaction accounts	66,582	66,183
Total demand, transaction and passbook deposits	77,747	77,988
Certificates of deposit	183,085	199,575
Deposits	$ 260,832	$ 277,563